Revenue Recognition - Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction (Details) $ in Thousands	Jun. 30, 2025 USD ($)
Deferred revenue: enhanced warranties
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	$ 20,409
Deferred revenue: SaaS
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	6,841
Deferred revenue: other services
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	$ 2,901
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-07-01
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, expected timing of satisfaction, period	6 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-07-01 | Deferred revenue: enhanced warranties
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	$ 2,837
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-07-01 | Deferred revenue: SaaS
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	1,772
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-07-01 | Deferred revenue: other services
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	$ 1,801
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Deferred Revenue Arrangement [Line Items]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Year	2026
Revenue, remaining performance obligation, expected timing of satisfaction, period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01 | Deferred revenue: enhanced warranties
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	$ 5,968
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01 | Deferred revenue: SaaS
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	1,992
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01 | Deferred revenue: other services
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	$ 1,100
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01
Deferred Revenue Arrangement [Line Items]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Year	2027
Revenue, remaining performance obligation, expected timing of satisfaction, period	2 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01 | Deferred revenue: enhanced warranties
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	$ 4,881
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01 | Deferred revenue: SaaS
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	1,216
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01 | Deferred revenue: other services
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	$ 0
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2028-01-01
Deferred Revenue Arrangement [Line Items]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Year	2028
Revenue, remaining performance obligation, expected timing of satisfaction, period	3 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2028-01-01 | Deferred revenue: enhanced warranties
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	$ 3,807
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2028-01-01 | Deferred revenue: SaaS
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	852
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2028-01-01 | Deferred revenue: other services
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	$ 0
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2029-01-01
Deferred Revenue Arrangement [Line Items]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Year	2029
Revenue, remaining performance obligation, expected timing of satisfaction, period	4 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2029-01-01 | Deferred revenue: enhanced warranties
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	$ 2,028
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2029-01-01 | Deferred revenue: SaaS
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	556
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2029-01-01 | Deferred revenue: other services
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	$ 0
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2030-01-01
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, expected timing of satisfaction, period	5 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2030-01-01 | Deferred revenue: enhanced warranties
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	$ 888
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2030-01-01 | Deferred revenue: SaaS
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	453
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2030-01-01 | Deferred revenue: other services
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	$ 0